VESSELS UNDER CAPITAL LEASE, NET 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Outstanding Obligations Under Capital Leases: [Abstract]
Year Ended December 31, 2013	$ 111,508
Year Ended December 31, 2014	110,247
Year Ended December 31, 2015	144,957
Year Ended December 31, 2016	143,964
Year Ended December 31, 2017	140,160
Thereafter	663,869
Minimum lease payments	1,314,705
Less: imputed interest	(364,145)
Present value of obligations under capital leases	$ 950,560
Vessels under capital leases	28	32
Vessels leased from Ship Finance	24	28
Initial terms of leases, minimum	6 years
Initial terms of leases, maximum	22 years
Remaining periods on these leases, minimum	0 years
Remaining periods on these leases, maximum	14 years